OTHER LONG-TERM LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)
Other Long Term Liabilities [Line Items]
Deposits from franchisees	¥ 215,424		¥ 167,332
Others	60,530		48,430
Total	¥ 275,954	$ 42,600	¥ 215,762